Property and Equipment	12 Months Ended
Dec. 31, 2021
Property and Equipment
Property and Equipment

8.        Property and Equipment

As at December 31, 2021 and 2020 and December 31, 2019 and 2020, property and equipment are broken down as follows:

	12/31/2020	Additions	Disposals/ Transfers	Eyemobile Acquisition(1)	12/31/2021
Point of Sale (POS) terminals	1,416,636	338,201	(300,135)	-	1,454,702
Computers and peripherals	201,358	36,766	296	46	238,466
Own properties	8,606	-	-	-	8,606
Furniture and fixtures	7,513	261	(264)	118	7,628
Land	2,766	-	-	-	2,766
Improvements in own properties	1,088	107	(55)	10	1,150
Leasehold improvements	6,203	-	(36)	-	6,167
Telecommunications equipment	1,862	-	(1,145)	7	724
Provision for impairment	(29,685)	(6,143)	398	-	(35,430)
Total	1,616,347	369,192	(300,941)	181	1,684,779

	12/31/2020	Additions	Disposals/ Transfers	Eyemobile Acquisition(1)	12/31/2021
Depreciation Point of Sale terminals	(900,901)	(289,270)	282,905	-	(907,266)
Depreciation Computers and peripherals	(89,704)	(44,041)	695	-	(133,050)
Depreciation of own properties	(1,950)	(345)	-	-	(2,295)
Depreciation of furniture and fixtures	(2,890)	(720)	223	-	(3,387)
Depreciation of improvements in own properties	(565)	(105)	-	-	(670)
Depreciation of leasehold improvements	(5,715)	(82)	-	-	(5,797)
Depreciation of telecommunications equipment	(761)	(16)	61	-	(716)
Total	(1,002,486)	(334,579)	283,884	-	(1,053,181)
Total, net	613,861	34,613	(17,057)	181	631,598

(1) Consolidated opening balances referring to the acquisition of Eyemobile.

	12/31/2019	Additions	Disposals/ Transfers (1)	12/31/2020
Point of Sale (POS) terminals	1,314,027	251,317	(148,708)	1,416,636
Computers and peripherals	203,590	56,249	(58,481)	201,358
Own properties	8,606	-	-	8,606
Furniture and fixtures	7,873	2,600	(2,960)	7,513
Land	2,766	-	-	2,766
Improvements in own properties	1,087	1	-	1,088
Leasehold improvements	6,472	-	(269)	6,203
Telecommunications equipment	2,234	-	(372)	1,862
Provision for impairment	(37,475)	(1,295)	9,085	(29,685)
Total	1,509,180	308,872	(201,705)	1,616,347

	12/31/2019	Additions	Disposals/ Transfers (1)	12/31/2020
Depreciation Point of Sale terminals	(732,906)	(245,138)	77,143	(900,901)
Depreciation Computers and peripherals	(106,296)	(30,874)	47,466	(89,704)
Depreciation of own properties	(1,606)	(345)	1	(1,950)
Depreciation of furniture and fixtures	(4,136)	(690)	1,936	(2,890)
Depreciation of improvements in own properties	(460)	(103)	(2)	(565)
Depreciation of leasehold improvements	(5,512)	(394)	191	(5,715)
Depreciation of telecommunications equipment	(1,027)	(101)	367	(761)
Total	(851,943)	(277,645)	127,102	(1,002,486)
Total, net	657,237	31,227	(74,603)	613,861

(1) Include transfers from Property and Equipment to Inventory.

The useful life adopted for each class of property, plant and equipment is shown below:

	Average useful life	Annual depreciation rate
Point of Sale (POS) terminals	3 years	33%
Computers and peripherals	5 years	20%
Own properties	25 years	4%
Furniture and fixtures	10 years	10%
Improvements in own properties	10 years	10%
Leasehold improvements	4 years	25%
Telecommunications equipment	5 years	20%

Accounting policy

Property and equipment items are measured are the historical purchase or construction cost, less accumulated depreciation. When applicable, impairment losses are recognized directly in profit or loss for the year.

Costs include expenditure directly attributable to the purchase of an asset. The costs of internally generated assets include the costs of materials and direct labor, any other costs to bring the asset to the required location and conditions necessary to operate as expected by management. The replacement cost of a property and equipment item is recognized in its carrying value when it is probable that the economic benefits associated with such item will flow to the Company and its cost can be reliably measured. The costs of day-to-day maintenance of property and equipment are recognized in the Statement of Income as incurred, such as: removal of equipment from the point of sale, repair, reinstallation, freight, and other costs.

An item of property and equipment is written off when sold or when no future economic benefits are expected from its use or sale. Any gain or loss arising on the write-off of an asset (determined as the difference between sales proceeds and the carrying amount of the asset) is recognized in the income statement for the year in which the asset is written off.

Getnet’s main property and equipment are point-of-sale (“POS”) terminals, valued for a useful life of three years. This useful life was defined taking into consideration the maintenance performed during the use of the equipment, the lack of spare parts, the technological changes occurred and in progress, and the economic environment in which they operate, considering the planning and other idiosyncrasies of Getnet’s business and the increase in production (data capture and processing transactions by the merchants).

The costs incurred internally and with third parties directly attributable to the installation of the POSs are allocated as property and equipment.

Depreciation is calculated on the purchase cost of the asset, plus all costs incurred to bring the asset to the operating conditions expected by management, less its residual value, if any. To calculate depreciation, the Company’s estimates the useful life of each class of tangible assets. This estimate most appropriately reflects the pattern of consumption of the future economic benefits embodied in that class of assets. Depreciation expenses are recognized in the Statement of Income on a straight-line basis. Company doesn’t identify changes in the useful life of your assets comparing to last year.